Investee Companies and Other Investments	6 Months Ended
Jun. 30, 2018
Disclosure of associates [abstract]
Investee Companies and other investments
Note 6 - Investee Companies and Other Investments

Information about investee companies and other investments

A.          U. Dori Energy Infrastructures Ltd. (“Dori Energy”)-

The Company, through its wholly owned subsidiary, Ellomay Clean Energy Ltd. (“Ellomay Energy”), entered into an Investment Agreement (the “Dori Investment Agreement”) with Amos Luzon Entrepreneurship and Energy Group Ltd. (formerly - Dori Group Ltd.) (the “Luzon Group”), and Dori Energy, with respect to an investment in Dori Energy. Dori Energy holds 18.75% of the share capital of Dorad, which owns an approximate 850 MWp bi-fuel operated power plant in the vicinity of Ashkelon, Israel (the “Dorad Power Plant”). Dorad holds production and supply licenses, both expiring in May 2034 and commenced commercial operation in May 2014.

Dorad provided guarantees in favor of the Israeli Public Utilities Authority – Electricity (the “Israeli Electricity Authority”), the Israeli Electric Company and the Israel Natural Gas Lines Ltd.. These guarantees were provided through Dorad’s shareholders at their proportionate holdings, as required by the financing agreements executed by Dorad. Total performance guarantees provided by Dorad amounted to approximately NIS 172,000 thousand (approximately €40,400 thousand). The Company's indirect share of guarantees Dorad provided through its shareholders is approximately NIS 16,000 thousand (approximately €3,800 thousand).

On February 14, 2018, Standard & Poor's Maalot announced that it had upgraded its rating to Dorad's senior debt. As a result of the increase in the rating and in accordance with Dorad's financing agreements with its financing corporations, the annual interest rate of Dorad's loans will be reduced by 0.4% as from July 13, 2018.

Petition to Approve a Derivative Claim filed by Dori Energy and Hemi Raphael

As more fully described in Note 6 to the annual financial statements, Dori Energy and Dori Energy’s representative on Dorad’s board of directors previously filed a petition (the “Petition”), for approval of a derivative action on behalf of Dorad with the Economic Department of the Tel Aviv-Jaffa District Court. The Petition was filed against Zorlu Enerji Elektrik Uretim A.S, which holds 25% of Dorad (“Zorlu”), Zorlu’s current and past representatives on Dorad’s board of directors and Wood Group Gas Turbines Services Ltd. (“Wood Group”) and several of its affiliates, all together, the Defendants. The petition requested, inter alia, that the court instruct the Defendants to disclose and provide to Dorad documents and information relating to the contractual relationship between Zorlu and Wood Group, which included the transfer of funds from Wood Group to Zorlu in connection with the EPC agreement of the Dorad Power Plant. The statement of claim filed by Dori Energy and Mr. Hemi Raphael on behalf of Dorad against Zorlu, Mr. Edelsburg, Edelcom and Edeltech Holdings 2006 Ltd. on February 23, 2017 in the arbitration proceeding (as detained below) included their claims included in the Petition, as amended, and a requirement that the arbitrator to obligate the defendants, jointly and severally, to pay an amount of $183,367,953 plus interest and linkage to Dorad. In April 2017, the Defendants filed their statements of defense.

Within the said statements of defense, Zorlu attached a third party notice against Dorad, Dori Energy and the Luzon Group, in the framework of which it repeated the claims on which its defense statement was based and claimed that if the plaintiffs' claim against Zorlu was accepted and it is required to pay Dorad, it would consist a breach of the agreement between the shareholders of Dorad and in such case Zorlu will be entitled to be compensated by Dorad, Dori Energy and the Luzon Group up to the full amount of the claim. Similarly, also within its statement of defense, Edelcom filed a third party notice against Dori Energy claiming for compensation.

Petition to Approve a Derivative Claim filed by Dori Energy and Hemi Raphael

In November 2017, Dori Energy and Mr. Raphael filed their responses to the defendants’ statements of defense and in December 2017, Dori Energy, Mr. Raphael and EAIS filed their statements of defense to the third party notices submitted by the defendants. In December 2017, Zorlu filed a request in connection with the Dori Energy statement of claim to the extent it is directed at board members serving on behalf of Zorlu and in January 2018 the arbitrator provided its ruling that the legal validity of the actions or inactions of board members of Dorad will be attributed to the entities that are shareholders of Dorad on whose behalf the relevant board member acted and the legal determinations, if any, will be directed only towards the shareholders of Dorad. During January 2018, Mr. Edelsburg, Edelcom and Zorlu filed their statement of defense in connection with the claim filed by EAIS and also filed third party notices against EAIS, Dori Energy and the Luzon Group claiming that EAIS and the Luzon Group enriched themselves at Dorad’s account without providing disclosure to the other shareholders and requesting that, should the position of Dori Energy and EAIS be accepted in the main proceeding, the arbitrator, among other things, obligate EAIS to refund to Dorad all of the rent paid to date and determine that Dorad is not required to pay any rent in the future or determine that the rent fees be reduced to their market value and refund Dorad the excess amounts paid by it to EAIS, to determine that the board members that represent EAIS and Dori Energy breached their fiduciary duties towards Dorad and obligate EAIS and Dori Energy to pay the amount of $140 million, plus interest in the amount of $43 million, which is the amount Zorlu received for the sale of its rights under the Dorad EPC agreement, and to rule that in connection with the engineering and construction works performed by the Luzon Group, the Luzon Group and Dori Energy are required to refund to Dorad or compensate the defendants in an amount of $24 million, plus interest and linkage and, alternatively, to determine that Mr. Edelsburg, Edelcom and Zorlu are entitled to indemnification from the third parties for the entire amount they will be required to pay. In March 2018, Zorlu and Edelcom filed requests to remove the arbitrator from her position. In April 2018 the other parties to the arbitration filed their responses (objections) to the said requests and responses were also submitted thereafter by Zorlu and Edelcom. In June 2018, the arbitrator rejected the requests for her removal from office. In July 2018, subsequent to the balance sheet date, another arbitration meeting was held, in which the parties agreed to postpone the dates set for the arbitration process, and among other things, the dates for evidentiary hearings were set for March and April 2019. In addition, in July 2018, subsequent to the balance sheet date, Edelcom and Zorlu submitted opening motions to the Tel Aviv District Court (hereinafter – the “Court”) for the removal of the arbitrator from her position. The Court suggested that the parties consider entering into an agreement regarding the replacement of an arbitrator due to efficiency considerations. Dori Energy, Mr. Raphael, Ellomay Energy and EAIS have announced their opposition to this proposal, and accordingly a date has been set for the submission of their responses to the opening motion and a hearing on this matter was set for October 2018. It was further determined that the arbitrator may also submit her position.

The Company estimates (after consulting with legal counsel), that at this early stage it is not yet possible to assess the outcome of the proceeding.

The said motions to remove of the arbitrator from its position also relates to the additional proceedings further described below held in front of the same arbitrator.

Petition to Approve a Derivative Claim filed by Edelcom

As more fully described in Note 6 to the annual financial statements, Edelcom filed a petition for approval of a derivative action on behalf of Dorad (the “Edelcom Petition”) against Ellomay Energy, the Luzon Group, Dori Energy and Dorad. The Edelcom Petition refers to an entrepreneurship agreement that was signed on November 25, 2010 between Dorad and the Luzon Group, pursuant to which the Luzon Group received payment in the amount of approximately NIS 49.4 million (approximately $12.7 million) in consideration for management and entrepreneurship services. The Edelcom Petition claims that Dori Group breached its commitment with respect to its ownership percentage in Dorad included in the entrepreneurship agreement and requests that a derivative action be approved to recover an amount of NIS 49.4 million, plus linkage and interest, from the defendants. As noted above, on December 27, 2016, an arbitration agreement was executed pursuant to which this proceeding, as well as the proceeding mentioned above and below will be arbitrated before Judge (retired) Hila Gerstel and the proceeding before the court was deleted. On February 23, 2017, Edelcom submitted the petition to approve the derivative claim to the arbitrator.

Statement of Claim filed by Edelcom

As more fully described in Note 6 to the annual financial statements, Edelcom filed a statement of claim (the “Edelcom Claim”), with the Tel Aviv District Court against Dori Energy, Ellomay Energy, the Luzon Group, Dorad and the other shareholders of Dorad. In the Edelcom Claim, Edelcom contends that a certain section of the shareholders agreement among Dorad’s shareholders (the “Dorad SHA”), contains several mistakes and does not correctly reflect the agreement of the parties. Edelcom claims that these purported mistakes were used in bad faith by the Luzon Group, Ellomay Energy and Dori Energy during 2010 in connection with the issuance of Dori Energy’s shares to Ellomay Energy and that, in effect, such issuance was allegedly in breach of the restriction placed on Dorad’s shares and the right of first refusal granted to Dorad’s shareholders in the Dorad SHA. As noted above, on December 27, 2016, an arbitration agreement was executed pursuant to which this proceeding, as well as the two proceeding mentioned above, will be arbitrated before Judge (retired) Hila Gerstel and the proceeding before the court was deleted. On February 23, 2017, Edelcom submitted the statement of claim to the arbitrator. The Company estimates (after consulting with legal counsel), that at this early stage it is not yet possible to assess the outcome of the proceeding.

Opening Motion filed by Edelcom

As more fully described in Note 6 to the annual financial statements, Edelcom filed an opening motion with the Economic Department of the Tel Aviv-Yaffo District Court against the Luzon Group, Dori Energy and Dorad (the “Opening Motion”) in connection with the Luzon Group’s proposal to issue debentures secured by, among other securities, a pledge on Dori Energy’s shares that are held by the Luzon Group. In the Opening Motion, Edelcom contends that the creation of the security triggers the right of first refusal mechanism included in the Dorad SHA. During January 2017, after the Luzon Group amended its prospectus to reflect the issuance of unsecured debentures, Edelcom filed a motion to stop the Opening Motion

On January 5, 2017, Ellomay Energy LP filed a request to join the proceeding as the outcome of the Opening Motion may materially affect its rights. The court approved Ellomay Energy LP’s request. In March 2017, the Luzon Group filed an opening motion on its behalf requesting that the court rule on the issues raised in the Opening Motion. On August 31, 2017, the Court ruled that a pledge on Dori Energy’s shares held by the Luzon Group as contemplated by the Luzon Group in its prospectus governing the debentures issued by the Luzon Group does not trigger a right of first refusal to any of Dorad’s shareholders. The Court further determined that Edelcom will pay legal expenses to the Luzon Group and the other parties to the proceeding. The Luzon Group noted in its filing with the Israel Securities Authority that subject to the ruling becoming final and the passing of the appeal period on this ruling, its conditional undertaking to provide a pledge on its Dori Energy shares will become effective. On October 26, 2017, Edelcom filed an appeal with respect to the ruling of the Israeli District Court with the Israeli Supreme Court. In February 2018, following the filing by the various parties of their claims and responses, a hearing was held in the Israeli Supreme Court and Edelcom withdrew the appeal and it was dismissed.

B.          Waste-to-energy (“WtE”) Projects in the Netherlands -

Oude Tonge Anaerobic Digestion Project-

In April 2018, Groen Gas Oude-Tonge B.V. drew the second facility in the amount of euro 1.7 million provided under the financing agreement with Coöperatieve Rabobank U.A.
The second facility has two tranches: (i) one with principal amounts of euro 1.54 million with a fixed annual interest rate of 2.9% for the first five years, for a period of 12.25 years and (ii) one with principal amounts of euro 0.16 million with a fixed annual interest rate of 3.4% for the first five years, for a period of 12.25 years, repayable in equal monthly installments commencing three months following the connection of the Project to the grid that occurred in June 2018.